File Nos.   333-75718
                                                                811-05716
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 2                                (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment  No. 57                                              (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  OF NY VARIABLE  ACCOUNT  C
     -----------------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NEW YORK
     -----------------------------------------------
        (Name  of  Depositor)


     152 West 57th Street, 18th Floor, New York, New York              10019
     ----------------------------------------------------            ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's    Telephone    Number,   including  Area  Code    (212)  586-7733

Name and Address of Agent for Service

-------------------------------------
          Eugene Long
          Allianz Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York  10019

     Copies to:
          Stewart Gregg, AVP & Senior Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416
          (763) 765-2913


          It is proposed that this filing will become effective:
          _____  immediately  upon filing  pursuant to paragraph (b) of Rule 485
          __X__ on March 20, 2003 pursuant to paragraph (b) of Rule 485
          _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          _____ on (date) pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following:

          __X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



PARTS A, B, AND C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 ON December 20, 2003 AND ARE INCORPORATED HEREIN BY REFERENCE.


                              SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 20th day of February, 2003.


ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                  (Registrant)


By:  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                  (Depositor)


By: /s/ Stewart Gregg
     -------------------------
     Stewart Gregg
     Senior Counsel


     ALLIANZ LIFE LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)

By: /s/ Stewart Gregg
     -------------------------
     Stewart Gregg
     Senior Counsel



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title

Dennis Marion*          Director
Dennis Marion                                          02-20-03

Eugene T. Wilkinson*    Director
Eugene T. Wilkinson                                    02-20-03

Eugene Long*            Director
Eugene Long             Vice President of Operations   02-20-03

Reinhard W. Obermueller*Director
Reinhard W. Obermueller                                02-20-03

Stephen R. Herbert*     Director
Stephen R. Herbert                                     02-20-03

Jack F. Rockett*        Director
Jack F. Rockett                                        02-20-03

Kevin Walker*           Treasurer and Director
Kevin Walker                                           02-20-03

Christopher Pinkerton*  Director
Christopher Pinkerton                                  02-20-03

Gabrielle Matzdorff*    Director
Gabrielle Matzdorff                                    02-20-03

Charles Kavitsky*       Chairman of the Board, President
Charles Kavitsky        and Chief Executive Officer    02-20-03

Stephen Blaske*         Director
Stephen Blaske                                         02-20-03

Denise Blizil*          Director
Denise Blizil                                          02-20-03

Suzanne Pepin*          Secretary and Director
Suzanne Pepin                                          02-20-03



                                 * By /S/ Stewart D. Gregg
                                      --------------------------
                                      Stewart Gregg
                                      Senior Counsel